Goodwill and Other Intangibles - Other Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite-lived Intangible Assets [Roll Forward]
Gross Asset Value, Beginning Balance	$ 198,124		$ 237,491
Acquisitions			1,500	[1]
Exit of phosphorus flame retardants business			(44,137)	[2]
Foreign currency translation adjustments and other	2,294		3,270
Gross Asset Value, Ending Balance	200,418		198,124		237,491
Accumulated Amortization, Beginning Balance	(103,660)		(107,210)
Amortization	(8,066)		(10,723)		(13,100)
Exit of phosphorus flame retardants business			16,753	[2]
Foreign currency translation adjustments and other	(489)		(2,480)
Accumulated Amortization, Ending Balance	(112,215)		(103,660)		(107,210)
Net Book Value	88,203		94,464
Customer Lists and Relationships
Finite-lived Intangible Assets [Roll Forward]
Gross Asset Value, Beginning Balance	85,167		100,078
Exit of phosphorus flame retardants business			(16,189)	[2]
Foreign currency translation adjustments and other	1,259		1,278
Gross Asset Value, Ending Balance	86,426		85,167
Accumulated Amortization, Beginning Balance	(31,484)		(30,281)
Amortization	(4,332)		(4,499)
Exit of phosphorus flame retardants business			4,134
Foreign currency translation adjustments and other	(172)		(838)
Accumulated Amortization, Ending Balance	(35,988)		(31,484)
Net Book Value	50,438		53,683
Trade Names
Finite-lived Intangible Assets [Roll Forward]
Gross Asset Value, Beginning Balance	26,943	[3]	45,399	[3]
Exit of phosphorus flame retardants business			(19,441)	[2],[3]
Foreign currency translation adjustments and other	(36)	[3]	985	[3]
Gross Asset Value, Ending Balance	26,907	[3]	26,943	[3]
Accumulated Amortization, Beginning Balance	(8,486)	[3]	(12,220)	[3]
Amortization	(995)	[3]	(1,307)	[3]
Exit of phosphorus flame retardants business			5,791	[3]
Foreign currency translation adjustments and other	511	[3]	(750)	[3]
Accumulated Amortization, Ending Balance	(8,970)	[3]	(8,486)	[3]
Net Book Value	17,937	[3]	18,457	[3]
Patents and Technology
Finite-lived Intangible Assets [Roll Forward]
Gross Asset Value, Beginning Balance	47,876		45,973
Acquisitions			1,500	[1]
Foreign currency translation adjustments and other	867		403
Gross Asset Value, Ending Balance	48,743		47,876
Accumulated Amortization, Beginning Balance	(38,778)		(35,212)
Amortization	(797)		(3,176)
Foreign currency translation adjustments and other	(779)		(390)
Accumulated Amortization, Ending Balance	(40,354)		(38,778)
Net Book Value	8,389		9,098
Land Use Rights
Finite-lived Intangible Assets [Roll Forward]
Gross Asset Value, Beginning Balance	6,203		8,098
Exit of phosphorus flame retardants business			(1,915)	[2]
Foreign currency translation adjustments and other	173		20
Gross Asset Value, Ending Balance	6,376		6,203
Accumulated Amortization, Beginning Balance	(1,079)		(1,118)
Amortization	(166)		(183)
Exit of phosphorus flame retardants business			236
Foreign currency translation adjustments and other	(23)		(14)
Accumulated Amortization, Ending Balance	(1,268)		(1,079)
Net Book Value	5,108		5,124
Manufacturing Contracts and Supply/Service Agreements
Finite-lived Intangible Assets [Roll Forward]
Gross Asset Value, Beginning Balance	8,523		13,782
Exit of phosphorus flame retardants business			(5,470)	[2]
Foreign currency translation adjustments and other	(185)		211
Gross Asset Value, Ending Balance	8,338		8,523
Accumulated Amortization, Beginning Balance	(6,512)		(11,113)
Amortization	(647)		(658)
Exit of phosphorus flame retardants business			5,470
Foreign currency translation adjustments and other	185		(211)
Accumulated Amortization, Ending Balance	(6,974)		(6,512)
Net Book Value	1,364		2,011
Other
Finite-lived Intangible Assets [Roll Forward]
Gross Asset Value, Beginning Balance	23,412		24,161
Exit of phosphorus flame retardants business			(1,122)	[2]
Foreign currency translation adjustments and other	216		373
Gross Asset Value, Ending Balance	23,628		23,412
Accumulated Amortization, Beginning Balance	(17,321)		(17,266)
Amortization	(1,129)		(900)
Exit of phosphorus flame retardants business			1,122
Foreign currency translation adjustments and other	(211)		(277)
Accumulated Amortization, Ending Balance	(18,661)		(17,321)
Net Book Value	$ 4,967		$ 6,091

[1]	The increase of $1.5 million in Patents and Technology relates to our acquisition of certain patents in 2012 related to catalysts useful in the production of fuel products from renewable feedstocks.
[2]	In 2012 we reduced intangible assets by $44.1 million and related accumulated amortization by $16.8 million in connection with our exit of the phosphorus flame retardants business. See Note 19 “Special Items.”
[3]	Trade names include a gross carrying amount of $10.3 million for an indefinite-lived intangible asset.